Investments	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Investments	Investments
Portfolio composition
The composition of the investment portfolio is presented as follows:

	As of December 31,
($ in thousands)	2020	2019
Fixed income securities, at fair value	$4,918,874	$4,434,362
Mortgage loans, net	621,702	733,258
Equity securities, at fair value	251,437	274,133
Limited partnership interests	343,251	386,310
Short-term investments, at fair value	133,045	224,098
Policy loans	37,294	38,583
Other	8,097	5,237
Total	$6,313,700	$6,095,981
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost, net	Gross unrealized		Fair value
		Gains	Losses
December 31, 2020
U.S. government and agencies	$134,490	$10,415	$—	$144,905
Municipal	402,728	141,825	—	544,553
Corporate	3,685,510	471,999	(3,782)	4,153,727
Foreign government	67,435	4,652	—	72,087
MBS	3,329	273	—	3,602
Total fixed income securities	$4,293,492	$629,164	$(3,782)	$4,918,874

December 31, 2019
U.S. government and agencies	$43,280	$9,534	$—	$52,814
Municipal	433,038	119,242	—	552,280
Corporate	3,400,471	277,338	(2,564)	3,675,245
Foreign government	133,635	6,531	—	140,166
MBS	12,683	1,174	—	13,857
Total fixed income securities	$4,023,107	$413,819	$(2,564)	$4,434,362
Scheduled maturities
The scheduled maturities for fixed income securities are as follows:

($ in thousands)	As of December 31, 2020
	Amortized cost, net	Fair value
Due in one year or less	$236,261	$241,561
Due after one year through five years	1,259,325	1,348,880
Due after five years through ten years	1,686,785	1,900,883
Due after ten years	1,107,792	1,423,948
	4,290,163	4,915,272
MBS	3,329	3,602
Total	$4,293,492	$4,918,874
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. MBS is shown separately because of potential prepayment of principal prior to contractual maturity dates.
Net investment income
Net investment income for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$188,432	$208,816	$214,039
Mortgage loans	34,510	32,566	30,920
Equity securities	3,267	4,283	5,565
Limited partnership interests	817	15,348	43,365
Short-term investments	1,600	4,393	2,966
Policy loans	2,272	2,343	2,339
Investment income, before expense	230,898	267,749	299,194
Investment expense	(8,811)	(11,743)	(11,311)
Net investment income	$222,087	$256,006	$287,883
Realized capital gains and losses
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$(2,190)	$1,389	$(1,306)
Mortgage loans	(9,390)	—	466
Equity securities	36,110	40,780	(16,364)
Limited partnership interests	3,520	5,383	(3,895)
Derivatives	100,412	59,087	638
Short-term investments	(197)	(12)	(93)
Realized capital gains (losses)	$128,265	$106,627	$(20,554)
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Sales	$(1,861)	$4,698	$(1,548)
Credit losses (1)	(10,388)	(169)	(285)
Valuation of equity investments (2)	40,102	43,011	(19,359)
Valuation and settlements of derivative instruments	100,412	59,087	638
Realized capital gains (losses)	$128,265	$106,627	$(20,554)
____________________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior period other-than-temporary impairment write-downs are now presented as credit losses.
(2)Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross realized gains (losses) on sales of fixed income securities for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Gross realized gains	$3,165	$4,863	$4,397
Gross realized losses	(5,099)	(3,305)	(5,418)
The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2020 and 2019, respectively.

	For the years ended December 31,
($ in thousands)	2020	2019
Equity securities	$39,830	$29,558
Limited partnership interests carried at fair value	13,787	9,165
Total	$53,617	$38,723
Credit losses recognized in net income (1) for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Fixed income securities:
MBS	$(255)	$(169)	$(285)
Total fixed income securities	(255)	(169)	(285)
Mortgage loans	(9,691)	—	—
Limited partnership interests	(538)	—	—
Total credit losses by asset type	(10,484)	(169)	(285)
Liabilities
Commitments to fund commercial mortgage loans	97	—	—
Total	$(10,387)	$(169)	$(285)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, realized capital losses previously reported as other-than-temporary impairment write-downs are now presented as credit losses.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2020		Gains	Losses
Fixed income securities	$4,918,874	$629,164	$(3,782)	$625,382
Short-term investments	133,045	76	(1)	75
EMA limited partnerships (1)				(350)
Unrealized net capital gains and losses, pre-tax				625,107
Amounts recognized for:
Insurance reserves (2)				(321,591)
DAC and DSI (3)				(36,668)
Amounts recognized				(358,259)
Deferred income taxes				(56,038)
Unrealized net capital gains and losses, after-tax				$210,810

December 31, 2019
Fixed income securities	$4,434,362	$413,819	$(2,564)	$411,255
Short-term investments	224,098	4	(17)	(13)
EMA limited partnerships				(205)
Unrealized net capital gains and losses, pre-tax				411,037
Amounts recognized for:
Insurance reserves				(231,357)
DAC and DSI				(21,820)
Amounts recognized				(253,177)
Deferred income taxes				(33,151)
Unrealized net capital gains and losses, after-tax				$124,709
____________________
(1)Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.
(2)The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuity with life contingencies).
(3)The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.
Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$214,127	$256,021	$(212,483)
Short-term investments	88	(9)	9
EMA limited partnerships	(145)	(155)	(40)
Total	214,070	255,857	(212,514)
Amounts recognized for:
Insurance reserves	(90,234)	(150,729)	141,714
DAC and DSI	(14,848)	(19,543)	6,780
Amounts recognized	(105,082)	(170,272)	148,494
Deferred income taxes	(22,887)	(17,973)	13,445
Increase (decrease) in unrealized net capital gains and losses, after-tax	$86,101	$67,612	$(50,575)
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled $621.7 million and $733.3 million, net of credit loss allowance, as of December 31, 2020 and 2019, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2020	2019
Texas	23.9%	19.9%
California	15.8	16.7
North Carolina	9.3	8.2
Utah	6.7	5.9
New Jersey	4.2	5.6
Nevada	2.9	5.8
Illinois	2.0	5.5
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2020	2019
Apartment complex	30.6%	32.6%
Office buildings	28.4	27.4
Retail	16.6	15.6
Warehouse	13.2	16.5
Other	11.2	7.9
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2020 are as follows:

($ in thousands)	Number of loans	Amortized cost, net	Percent
2021	6	$44,345	7.1%
2022	8	46,326	7.5
2023	11	82,043	13.2
2024	12	97,143	15.6
Thereafter	46	351,845	56.6
Total	83	$621,702	100.0%
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
The carrying value for limited partnership interest as of December 31 is as follows:

	2020			2019
($ in thousands)	EMA	Fair Value	Total	EMA	Fair Value	Total
Private equity	$204,573	$107,500	$312,073	$251,154	$107,500	$358,654
Real estate	15,814	987	16,801	15,357	1,566	16,923
Other (1)	14,377	—	14,377	10,733	—	10,733
Total	$234,764	$108,487	$343,251	$277,244	$109,066	$386,310
____________
(1)Other consists of certain limited partnership interests where the underlying assets are predominately public equity and debt securities.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $544.6 million and $552.3 million as of December 31, 2020 and 2019, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2020	2019
California	35.2%	33.3%
Oregon	11.6	10.6
Texas	10.9	10.8
Illinois	8.7	8.0
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2020 and 2019, the fair value of short-term investments totaled $133.0 million and $224.1 million, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of December 31, 2020 and 2019, the carrying value of policy loans totaled $37.3 million and $38.6 million, respectively.
Other investments
Other investments consist of derivatives. Derivatives are carried at fair value. As of December 31, 2020 and 2019, the fair value of derivatives totaled $8.1 million and $5.2 million, respectively.
Concentration of credit risk
As of December 31, 2020, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2020 and 2019, fixed income and equity securities with a carrying value of $73.8 million and $152.3 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $235 thousand, $342 thousand and $286 thousand in 2020, 2019 and 2018, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $471.8 million and $406.0 million as of December 31, 2020 and 2019, respectively.
As of December 31, 2020, fixed income securities with a carrying value of $2.1 million were on deposit with regulatory authorities as required by law.
As of December 31, 2020, there were no fixed income securities or other investments that were non-income producing.
Portfolio monitoring and credit losses
Fixed income securities The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security that may require a credit loss allowance.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, any existing credit loss allowance would be written-off against the amortized cost basis of the asset along with any remaining unrealized losses, with incremental losses recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value based on the best estimate of future cash flows considering past events, current conditions and reasonable and supportable forecasts. The estimated future cash flows are discounted at the security’s current effective rate and is compared to the amortized cost of the security.
The determination of cash flow estimates is inherently subjective, and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security is considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, origination vintage year, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third-party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement.
If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, a credit loss allowance is recorded in earnings for the shortfall in expected cash flows; however, the amortized cost, net of the credit loss allowance, may not be lower than the fair value of the security. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
When a security is sold or otherwise disposed or when the security is deemed uncollectible and written off, the Company removes amounts previously recognized in the credit loss allowance. Recoveries after write-offs are recognized when received. Accrued interest excluded from the amortized cost of fixed income securities totaled $42.5 million as of December 31, 2020 and is reported within the accrued investment income line of the Statements of Financial Position. The Company monitors accrued interest and writes off amounts when they are not expected to be received.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below internally established thresholds. The process also includes the monitoring of other credit loss indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential credit losses using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of credit losses for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value requires a credit loss allowance are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the extent to which the fair value has been less than amortized cost.
Rollforward of credit loss allowance for fixed income securities for the year ended December 31, 2020 is as follows:

($ in thousands)	2020
Beginning balance	$—
Credit losses on securities for which credit losses not previously reported	(255)
Reduction of allowance related to sales	255
Write-offs	—
Ending balance	$—
The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2020
Fixed income securities
Corporate	46	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)
MBS	1	—	—	—	—	—	—
Total fixed income securities	47	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)
Investment grade fixed income securities	20	$111,172	$(1,883)	—	$—	$—	$(1,883)
Below investment grade fixed income securities	27	43,242	(1,101)	9	15,133	(798)	(1,899)
Total fixed income securities	47	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)

December 31, 2019
Fixed income securities	3
Corporate	44	104,484	(815)	17	31,900	(1,749)	(2,564)
MBS	2	38	—	2	1	—	—
Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)
Investment grade fixed income securities	22	$82,142	$(347)	3	$9,845	$(130)	$(477)
Below investment grade fixed income securities	24	22,380	(468)	16	22,056	(1,619)	(2,087)
Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)

The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2020.

($ in thousands)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost, net (1) (2)	$(1,883)	$(1,635)	$(3,518)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net (3) (4)	—	(264)	(264)
Total unrealized losses	$(1,883)	$(1,899)	$(3,782)
_______________
(1)Below investment grade fixed income securities include $1.1 million that have been in an unrealized loss position for less than twelve months.
(2)Related to securities with an unrealized loss position less than 20% of amortized cost, net, the degree of which suggests that these securities do not pose a high risk of having credit losses.
(3)No below investment grade fixed income securities have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third-party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
MBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2020, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Mortgage loans The Company establishes a credit loss allowance for mortgage loans when they are originated, and for unfunded commitments unless they are unconditionally cancellable by the Company. The Company uses a probability of default and loss given default model to estimate current expected credit losses that considers all relevant information available including past events, current conditions, and reasonable and supportable forecasts over the life of an asset. The Company also considers such factors as historical losses, expected prepayments and various economic factors, origination vintage year and property level information such as debt service coverage, property type, property location and collateral value.
Mortgage loans are evaluated on a pooled basis when they share similar risk characteristics. The Company monitors these loans through a quarterly credit monitoring process to determine when they no longer share similar risk characteristics and are to be evaluated individually when estimating credit losses.
Mortgage loans are written off against their corresponding allowances when there is no reasonable expectation of recovery. If a loan recovers after a write-off, the estimate of expected credit losses includes the expected recovery.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Accrued income receivable is monitored for recoverability and when not expected to be collected is written off through net investment income. Cash receipts on mortgage loans on non-accrual status are generally recorded as a reduction of amortized cost.
Accrued interest is excluded from the amortized cost of loans and is reported within the accrued investment income line of the Statements of Financial Position. As of December 31, 2020, accrued interest totaled $2.0 million for mortgage loans.
When it is determined a mortgage loan shall be evaluated individually, the Company uses various methods to estimate credit losses on individual loans such as using collateral value less estimated costs to sell where applicable, including when foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. When collateral value is used, the mortgage loans may not have a credit loss allowance when the fair value of the collateral exceeds the loan’s amortized cost. An alternative approach may be utilized to estimate credit losses using the present value of the loan’s expected future repayment cash flows discounted at the loan’s current effective interest rate.
Individual loan credit loss allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell, when applicable, or present value of the loan’s expected future repayment cash flows.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loan credit loss allowances are estimated. Debt service coverage ratio represents the amount of estimated cash flow from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects mortgage loans amortized cost by debt service coverage ratio distribution and year of origination as of December 31.

($ in thousands)	2020							2019
	2015 and prior	2016	2017	2018	2019	Current	Total	Total
Below 1.0	$—	$—	$—	$—	$—	$—	$—	$—
1.0 - 1.25	31,451	—	16,187	5,000	14,078	13,800	80,516	48,780
1.26 - 1.50	79,681	6,290	27,786	12,009	52,456	—	178,222	221,384
Above 1.50	171,774	60,568	13,216	61,913	53,586	13,000	374,057	463,094
Amortized cost before allowance	$282,906	$66,858	$57,189	$78,922	$120,120	$26,800	$632,795	$733,258
Allowance (1)							(11,093)	—
Amortized cost, net							$621,702	$733,258
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior valuation allowance is now presented as an allowance for expected credit losses.
Payments on all mortgage loans were current as of December 31, 2020, 2019 and 2018. During the fourth quarter of 2020, the Company sold $50.1 million of mortgage loans, net of a $4.7 million credit loss allowance, resulting in a net realized capital gain of $238 thousand.
The rollforward of credit loss allowance for mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2020
Beginning balance	$—
Cumulative effect of change in accounting principle	(6,129)
Net increases related to credit losses	(9,691)
Reduction of allowance related to sales	4,727
Write-offs	—
Ending balance	$(11,093)